Financial Instruments and Risk Management - Schedule of Exposure to Credit Risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [Member]
Schedule of Exposure to Credit Risk [Line Items]
Trade and other receivables	$ 5,346,652	$ 4,758,445
Cash and cash equivalents	1,000,284	956,975
Impairment [Member]
Schedule of Exposure to Credit Risk [Line Items]
Trade and other receivables	(968,322)	(428,099)
Cash and cash equivalents
Net carrying amount [Member]
Schedule of Exposure to Credit Risk [Line Items]
Trade and other receivables	4,378,330	4,330,346
Cash and cash equivalents	$ 1,000,284	$ 956,975